Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Interests In Associates And Joint Ventures [Line Items]
Interests in associates and joint ventures

Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS AG has no individually significant subsidiaries that are SEs.
In 2024 and 2023, UBS

AG did not enter into any

contractual obligation that could

require UBS AG to provide

financial
support to

consolidated SEs.

In addition,

UBS AG

did not

provide support,

financial or

otherwise, to

a consolidated

SE
when UBS

AG was not

contractually obligated

to do so,

nor does

UBS AG currently

have any intention

to do

so in the
future.

Furthermore,

UBS

AG

did

not

provide

support,

financial

or

otherwise,

to

a

previously

unconsolidated

SE

that
resulted in UBS AG controlling the SE during the reporting period.
b) Interests in associates and joint ventures
As of

31 December

2024 and

31 December

2023, no

associate or

joint venture

was

individually

material to

UBS AG.
Also, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG or its subsidiaries as cash dividends or

to repay loans or advances

made. There were no quoted market

prices for any associates
or joint ventures of UBS AG.

Investments in associates and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 983 1,101
Balance recognized upon the merger of UBS AG and Credit Suisse

AG
1
1,330
Additions 0 1
Disposals (6) 0
Share of comprehensive income 105 (180)
of which: share of net profit / (loss)
2
74 (163)
of which: share of other comprehensive income
3
31 (17)
Share of changes in retained earnings (3) (1)
Dividends received (31) (35)
Foreign currency translation (73) 97
Carrying amount at the end of the year 2,306 983
of which: associates 2,057 980
of which: SIX Group AG, Zurich 4 1,484 826
of which: other associates 572 154
of which: joint ventures 5 249 3
1 Refer to

Note 2 for

more information about

the merger of

UBS AG and

Credit Suisse AG.

2

For 2024,

consists of USD
40
m from associates

and USD
33
m from joint

ventures (for 2023,

consists of negative
USD 163
m from associates).

3 For 2024, consists of

USD
31
m from associates (for 2023, consists

of negative USD
17
m from associates).

4 In 2024, UBS AG’s

legal equity interest amounted to
34% (for 2023,
UBS AG’s legal equity interest amounted

to
17
%). UBS AG is represented on the Board of

Directors.

5 In October 2024, UBS AG entered into an agreement

to sell its
50 % interest in Swisscard AECS GmbH. Refer
to Note 29 for more information.